Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of period	$ 27,478	$ 16,562
Additions	13,508	19,556
Disposals	(3,121)	(722)
Amortization for the year	(9,991)	(7,918)
Balance at end of period	27,874	27,478
Drydocking
Balance at beginning of period	16,993	15,864
Additions	10,229	8,929
Disposals	(3,121)	(722)
Amortization for the year	(5,536)	(7,078)
Balance at end of period	18,565	16,993
Financing Costs
Balance at beginning of period	10,485	698
Additions	3,279	10,627
Disposals	0	0
Amortization for the year	(4,455)	(840)
Balance at end of period	$ 9,309	$ 10,485